Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $788,981 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company.

For the six months ended June 30, 2022, the increase of $72,260 resulted from the fluctuation of exchange rate.

For the six months ended June 30, 2021, the Company borrowed $2,395,252 from Mr. Lirong Wang, and repaid $1,783,417.

These advances are due on demand, non-interest bearing, and unsecured unless further disclosed.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	June 30,	December 31,
	2022	2021	Relationship
Ms. Xueying Sheng	90,269	103,390	Controller/Accounting Manager of the Company
Mr. Guohua Lin	54,348	58,039	Senior management / One of the Company’s shareholders
Total	144,617	161,429

For the six months ended June 30, 2022, the Company borrowed $2,770 from Mr. Guohua Lin, and repaid $6,461. For the six months ended June 30, 2021, the Company borrowed $6,939 from Mr. Guohua Lin, and repaid $4,318..

For the six months ended June 30, 2022, the Company borrowed $0 from Ms. Xueying Sheng and repaid $13,121. For the six months ended June 30, 2021, the Company borrowed $9,518 from Ms. Xueying Sheng and repaid $3,014.

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $716,721 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company.

For the year ended December 31, 2021, the Company borrowed $4,909,854 from Mr. Lirong Wang, and repaid $3,037,704.

For the year ended December 31, 2020, the Company borrowed $2,748,129 from Mr. Lirong Wang, and repaid $3,164,170.

These advances are due on demand, non-interest bearing, and unsecured unless further disclosed.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	December 31,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	103,390	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,039	55,783	Senior management / One of the Company’s shareholders
Total	161,429	153,370

For the year ended December 31, 2021, the Company borrowed $11,663 from Mr. Guohua Lin, and repaid $9,406. For the year ended December 31, 2020, the Company borrowed $53,694 from Mr. Guohua Lin, and repaid $29,581.

For the year ended December 31, 2021, the Company borrowed $18,605 from Ms. Xueying Sheng and repaid $12,803. For the year ended December 31, 2020, the Company borrowed $71,158 from Ms. Xueying Sheng and repaid $89,524.